BORROWINGS - Loans & Cash flow hedges (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD ($) subsidiary	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CAD ($) subsidiary	Dec. 31, 2015 USD ($) subsidiary	Dec. 31, 2014 USD ($) subsidiary
BORROWINGS
Effective portion of changes in the fair value of cash flow hedges		$ (446)
Release of cumulative fair value loss from cash flow hedges upon disposal of subsidiary	[1]	(1,126)
Cash flow hedge
BORROWINGS
Total principal					$ 16,300
Effective portion of changes in the fair value of cash flow hedges		(446)	$ (680)
Release of cumulative fair value loss from cash flow hedges upon disposal of subsidiary		$ 1,126
15-year loan
BORROWINGS
Number of subsidiaries that entered into 15-year loan | subsidiary				1		1	1	1
Loan term			15 years	15 years
Total principal				$ 23.2		$ 23.2	$ 16,800	$ 16,800
CDOR			3-month	3-month
Fixed interest rate, option 1				5.75%		5.75%	5.75%	5.75%
Fixed interest rate, option 2				5.50%		5.50%	5.50%	5.50%
Fixed interest rate, option 3				4.50%		4.50%	4.50%	4.50%
Minimum | 15-year loan
BORROWINGS
Interest rate added to CDOR				2.74%		2.74%	2.74%	2.74%
Maximum | 15-year loan
BORROWINGS
Interest rate added to CDOR				3.43%		3.43%	3.43%	3.43%

[1]	On June 23, 2015, the Company received a refund amounting to US$125 thousand from NASDAQ for the change of listing tiers from Global Select Market to Global Market.